Segments	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Segments

14. Segments

The Company is a leading producer, marketer and distributor of high quality, branded food products in North America. The Company manages the business in three operating segments: Birds Eye Frozen, Duncan Hines Grocery and Specialty Foods.

The Birds Eye Frozen Division manages its Leadership Brands in the United States retail frozen vegetables (Birds Eye), frozen complete bagged meals (Birds Eye Voila!), and frozen seafood (Van de Kamp’s and Mrs. Paul’s) categories, as well as its Foundation Brands in the frozen and refrigerated bagels (Lender’s), frozen pizza for one (Celeste), full-calorie single-serve frozen dinners and entrées (Hungry-Man), and frozen breakfast (Aunt Jemima) categories.

The Duncan Hines Grocery Division manages its Leadership Brands in the baking mixes and frostings (Duncan Hines), shelf-stable pickles (Vlasic), and table syrups (Mrs. Butterworth’s and Log Cabin) categories, and its Foundation Brands in the canned meat (Armour, Nalley and Brooks), pie and pastry fillings (Comstock and Wilderness), barbecue sauces (Open Pit) and salad dressing (Bernstein’s) categories as well as all Canadian operations.

The Company refers to the sum of the Birds Eye Frozen Division and the Duncan Hines Grocery Division as the North America retail businesses.

The Specialty Foods Division consists of snack products (Tim’s Cascade and Snyder of Berlin) and the foodservice and private label businesses.

Segment performance is evaluated by the Company’s Chief Operating Decision Maker and is based on earnings before interest and taxes. Transfers between segments and geographic areas are recorded at cost plus markup or at market. Identifiable assets are those assets, including goodwill, which are identified with the operations in each segment or geographic region. Corporate assets consist of prepaid and deferred tax assets. Unallocated corporate expenses consist of corporate overhead such as executive management, finance and legal functions and IPO and refinancing related charges.

SEGMENT INFORMATION	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Net sales
Birds Eye Frozen	$257,973	$255,950	$794,464	$787,603
Duncan Hines Grocery	224,214	215,637	690,243	687,225
Specialty Foods	90,268	96,318	269,773	298,597

Total	$572,455	$567,905	$1,754,480	$1,773,425

Earnings before interest and taxes
Birds Eye Frozen	$45,009	$42,356	$130,462	$109,509
Duncan Hines Grocery	38,265	26,347	97,399	77,136
Specialty Foods	8,026	539	21,087	12,680
Unallocated corporate expenses	(6,382)	(9,347)	(72,388)	(32,271)

Total	$84,918	$59,895	$176,560	$167,054

Depreciation and amortization
Birds Eye Frozen	$9,917	$9,114	$28,544	$28,437
Duncan Hines Grocery	4,815	12,125	16,131	26,683
Specialty Foods	4,926	5,248	13,008	13,422

Total	$19,658	$26,487	$57,683	$68,542

Capital expenditures*
Birds Eye Frozen	$4,853	$8,301	$29,866	$29,690
Duncan Hines Grocery	4,968	4,339	24,136	14,502
Specialty Foods	2,554	2,458	8,663	7,153

Total	$12,375	$15,098	$62,665	$51,345

GEOGRAPHIC INFORMATION
Net sales
United States	$568,340	$564,304	$1,737,413	$1,759,479
Canada	19,569	19,771	62,117	59,151
Intercompany	(15,454)	(16,170)	(45,050)	(45,205)

Total	$572,455	$567,905	$1,754,480	$1,773,425

*	Includes new capital leases.

SEGMENT INFORMATION	September 29, 2013	December 30, 2012
Total assets
Birds Eye Frozen	$2,037,405	$1,978,668
Duncan Hines Grocery	1,996,435	1,965,002
Specialty Foods	364,426	356,722
Corporate	123,089	99,596

Total	$4,521,355	$4,399,988

GEOGRAPHIC INFORMATION
Long-lived assets
United States	$513,648	$493,640
Canada	23	26

Total	$512,351	$493,666

14. Segments

The Company is a leading producer, marketer and distributor of high quality, branded food products in North America. The Company manages the business in three operating segments: Birds Eye Frozen, Duncan Hines Grocery and Specialty Foods.

The Birds Eye Frozen Division manages its Leadership Brands in the United States retail frozen vegetables (Birds Eye), frozen complete bagged meals (Birds Eye Voila!), and frozen prepared seafood (Van de Kamp’s and Mrs. Paul’s) categories, as well as its Foundation Brands in the full-calorie single-serve frozen dinners and entrées (Hungry-Man), frozen pancakes / waffles / French toast (Aunt Jemima), frozen and refrigerated bagels (Lender’s) and frozen pizza for one (Celeste) categories.

The Duncan Hines Grocery Division manages its Leadership Brands in the cake / brownie mixes and frostings (Duncan Hines), shelf-stable pickles (Vlasic), and table syrups (Mrs. Butterworth’s and Log Cabin) categories, and its Foundation Brands in the canned meat (Armour, Nalley, Brooks), pie and pastry fruit fillings (Comstock, Wilderness), barbecue sauces (Open Pit) and salad dressing (Bernstein’s) categories as well as all Canadian operations. We refer to the sum of the Birds Eye Frozen segment and the Duncan Hines Grocery segment as the North American retail businesses.

The Specialty Foods Division consists of snack products (Tim’s Cascade and Snyder of Berlin) and the foodservice and private label businesses.

Segment performance is evaluated by the Company’s Chief Operating Decision Maker and is based on earnings before interest and taxes. Transfers between segments and geographic areas are recorded at cost plus markup or at market. Identifiable assets are those assets, including goodwill, which are identified with the operations in each segment or geographic region. Corporate assets consist of prepaid and deferred tax assets. Unallocated corporate expenses consist of corporate overhead such as executive management and finance and legal functions.

	Fiscal year
SEGMENT INFORMATION	December 30, 2012	December 25, 2011	December 26, 2010
	53 weeks	52 weeks	52 weeks
Net sales
Birds Eye Frozen	$1,103,093	$1,100,751	$1,065,860
Duncan Hines Grocery	978,615	966,068	958,045
Specialty Foods	396,777	402,743	412,798

Total	$2,478,485	$2,469,562	$2,436,703

Earnings (loss) before interest and taxes
Birds Eye Frozen	$178,184	$97,155	$114,459
Duncan Hines Grocery	120,746	157,316	158,819
Specialty Foods	23,503	(40,317)	27,098
Unallocated corporate expenses	(38,839)	(30,888)	(35,224)

Total	$283,594	$183,266	$265,152

Depreciation and amortization
Birds Eye Frozen	$38,667	$42,130	$34,149
Duncan Hines Grocery	41,400	29,268	24,177
Specialty Foods	18,056	17,078	19,723

Total	$98,123	$88,476	$78,049

Capital expenditures*
Birds Eye Frozen	$41,885	$80,884	$48,291
Duncan Hines Grocery	25,729	31,171	35,315
Specialty Foods	12,213	16,491	11,253

Total	$79,827	$128,546	$94,859

GEOGRAPHIC INFORMATION
Net sales
United States	$2,454,737	$2,442,540	$2,409,548
Canada	84,708	84,832	82,870
Intercompany	(60,960)	(57,810)	(55,715)

Total	$2,478,485	$2,469,562	$2,436,703

*	Includes new capital leases.

SEGMENT INFORMATION	December 30, 2012	December 25, 2011
Total assets
Birds Eye Frozen	$1,978,668	$2,028,104
Duncan Hines Grocery	1,965,002	1,978,813
Specialty Foods	356,722	372,786
Corporate	99,596	71,918

Total	$4,399,988	$4,451,621

GEOGRAPHIC INFORMATION
Long-lived assets
United States	$493,640	$501,245
Canada	26	38

Total	$493,666	$501,283